Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1
Entity Registrant Name	Gold Reserve Inc.
Entity Central Index Key	0001072725
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Common Class A
Document and Entity Information [Abstract]
Entity Common Stock, Shares Outstanding	72,496,713
Common Class B
Document and Entity Information [Abstract]
Entity Common Stock, Shares Outstanding	500,236

CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents (Note 4)	$ 6,366,097	$ 8,347,518
Marketable securities (Notes 5, 6)	643,999	723,449
Deposits, advances and other	453,988	175,293
Total current assets	7,464,084	9,246,260
Property, plant and equipment, net (Note 7)	19,185,634	19,190,792
Total assets	26,649,718	28,437,052
Current Liabilities:
Accounts payable and accrued expenses	896,734	914,977
Accrued interest	426,678	64,269
Total current liabilities	1,323,412	979,246
Convertible notes (Note 11)	20,941,736	20,025,454
Other (Note 11)	1,012,491	1,012,491
Total liabilities	23,277,639	22,017,191
SHAREHOLDERS' EQUITY
Common shares and equity units	283,659,715	283,482,779
Contributed Surplus	5,171,603	5,171,603
Stock options (Note 9)	19,824,712	19,762,883
Accumulated deficit	(305,416,184)	(302,209,087)
Accumulated other comprehensive income	132,233	211,683
Total shareholders' equity	3,372,079	6,419,861
Total liabilities and shareholders' equity	$ 26,649,718	$ 28,437,052

CONSOLIDATED BALANCE SHEETS (Parenthetical)	Mar. 31, 2013	Dec. 31, 2012
Class A Authorized: Unlimited
Issued and outstanding	72,496,713	72,211,473
Equity Units
Issued and outstanding	500,236	500,236

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		39 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
OTHER INCOME
Interest	$ 305	$ 1,230	$ 375,158
Litigation settlement	0	0	1,891,035
Gain on sale of marketable securities	0	7,373	1,021,692
Loss on impairment of marketable securities	0	0	(433,973)
Gain on sale of equipment	0	0	1,978,105
Gain on sale of subsidiaries	0	0	474,577
Gain on settlement of debt	0	0	8,090,399
Foreign currency (loss) gain	28,929	1,313	(19,918)
Total OTHER INCOME	29,234	9,916	13,377,075
EXPENSES
Corporate general and administrative	763,473	2,328,143	17,438,592
Exploration	251,814	285,397	2,483,463
Legal and accounting	229,844	101,388	2,685,387
Venezuelan operations	63,807	286,549	3,529,098
Arbitration (Note 3)	438,667	2,687,179	16,804,402
Equipment holding costs	210,035	356,532	4,484,070
Write-down of machinery and equipment	0	0	4,471,921
Total EXPENSES	1,957,640	6,045,188	51,896,933
Loss before interest expense	(1,928,406)	(6,035,272)	(38,519,858)
Interest expense	(1,278,691)	(1,686,707)	(19,961,863)
Net loss for the period	$ (3,207,097)	$ (7,721,979)	$ (58,481,721)
Net loss per share, basic and diluted	$ (0.04)	$ (0.13)
Weighted average common shares outstanding	72,737,111	60,015,224

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	3 Months Ended		39 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Net loss for the period	$ (3,207,097)	$ (7,721,979)	$ (58,481,721)
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on marketable securities (Note5)	(79,450)	(16,834)	997,177
Adjustment for realized gains included in net loss	0	(7,373)	(1,021,692)
Impairment of marketable securities	0	0	433,973
Other comprehensive income (loss)	(79,450)	(24,207)	409,458
Comprehensive loss for the period	$ (3,286,547)	$ (7,746,186)	$ (58,072,263)

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total USD ($)	Common Shares	Equity Units	Amount USD ($)	Contributed Surplus USD ($)	Stock Options USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Income USD ($)
Balance at Dec. 31, 2011				$ 244,023,265	$ 5,171,603	$ 17,143,278	$ (292,183,986)	$ 41,742
Balance (in shares) at Dec. 31, 2011		59,043,972	500,236
Net loss							(10,025,101)
Other comprehensive income								169,941
Stock option compensation						2,682,742
Fair value of options exercised				63,137		(63,137)
Common shares issued for:
Convertible notes restructure				37,185,877
Convertible notes restructure (in shares)		12,412,501
Option exercises				81,925
Option exercises (in shares)		52,500
Services				2,128,575
Services (in shares)		702,500
Balance at Dec. 31, 2012	6,419,861			283,482,779	5,171,603	19,762,883	(302,209,087)	211,683
Balance (in shares) at Dec. 31, 2012		72,211,473	500,236
Net loss							(3,207,097)
Other comprehensive loss								(79,450)
Other comprehensive income	(79,450)
Stock option compensation						135,246
Fair value of options exercised				73,417		(73,417)
Common shares issued for:
Option exercises				103,519
Option exercises (in shares)		285,240
Balance at Mar. 31, 2013	$ 3,372,079			$ 283,659,715	$ 5,171,603	$ 19,824,712	$ (305,416,184)	$ 132,233
Balance (in shares) at Mar. 31, 2013		72,496,713	500,236

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Average share price of stock issued for excercisable options	$ 0.36	$ 1.56
Average share price of stock issued for services		$ 3.03

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		39 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Cash Flows from Operating Activities:
Net loss for the period	$ (3,207,097)	$ (7,721,979)	$ (58,481,721)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	135,246	1,141,206	5,641,097
Depreciation	5,158	6,093	228,839
Gain on settlement of debt	0	0	(8,090,399)
Gain on sale of equipment	0	0	(1,978,105)
Gain on sale of subsidiaries	0	0	(474,577)
Write-down of machinery and equipment	0	0	4,471,921
Amortization of premium on marketable debt securities	0	0	175,020
Accretion of convertible notes	916,282	279,436	3,862,083
Securities received in settlement of litigation	0	0	(101,482)
Net gain on sale of marketable securities	0	(7,373)	(1,021,692)
Impairment of marketable securities	0	0	433,973
Shares issued for compensation	5,827	780,325	4,162,216
Changes in non-cash working capital:
Net (increase) decrease in deposits and advances	(284,522)	(336,115)	19,271
Net increase (decrease) in accounts payable and accrued expenses	344,166	1,470,690	(2,431,141)
Net cash used in operating activities	(2,084,940)	(4,387,717)	(53,584,697)
Cash Flows from Investing Activities:
Proceeds from disposition of marketable securities	0	13,645	12,839,183
Purchase of marketable securities	0	0	(1,726,718)
Purchase of property, plant and equipment	0	(1,709)	(9,706,308)
Proceeds from sales of equipment	0	450,000	25,650,121
Decrease in restricted cash	0	0	9,489,777
Deconsolidation of subsidiaries	0	0	(1,429,655)
Net cash provided by investing activities	0	461,936	35,116,400
Cash Flows from Financing Activities:
Net proceeds from the issuance of common shares	103,519	9,100	244,883
Restructure fees	0	0	(2,585,119)
Settlement of convertible notes	0	0	(33,788,183)
Net cash provided by (used in) financing activities	103,519	9,100	(36,128,419)
Change in Cash and Cash Equivalents:
Net decrease in cash and cash equivalents	(1,981,421)	(3,916,681)	(54,596,716)
Cash and cash equivalents - beginning of period	8,347,518	57,677,370	60,962,813
Cash and cash equivalents - end of period	$ 6,366,097	$ 53,760,689	$ 6,366,097

The Company and Significant Accounting Policies:	3 Months Ended
Mar. 31, 2013
The Company and Significant Accounting Policies:

Note 1.          The Company and Significant Accounting Policies:

The Company. Gold Reserve Inc. (the "Company") is engaged in the business of acquiring, exploring and developing mining projects. The Company is an exploration stage company incorporated in 1998 under the laws of the Yukon Territory, Canada and is the successor issuer to Gold Reserve Corporation which was incorporated in 1956.

In February 1999 each Gold Reserve Corporation shareholder exchanged its shares for an equal number of Gold Reserve Inc. Class A Common shares except in the case of certain U.S. holders who for tax reasons elected to receive equity units which are comprised of one Gold Reserve Inc. Class B common share and one Gold Reserve Corporation Class B common share and substantially equivalent to a Class A common share.

The Company's recent activities have included: continued development of its working interest in the La Tortuga project, executing since 2009 the Company's arbitration claim against Venezuela as well as continued efforts to reach a fair settlement and advance efforts to sell the remaining Brisas Project related assets. The Company has no revenue producing mining operations at this time. All amounts shown herein are expressed in U.S. dollars unless otherwise noted.

Principles of Consolidation. These audited consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles. The statements include the accounts of the Company, Gold Reserve Corporation, four Venezuelan subsidiaries, a Mexican subsidiary and four other subsidiaries which were formed to hold the Company's interest in its foreign subsidiaries or for future transactions. All subsidiaries are wholly owned. All intercompany accounts and transactions have been eliminated on consolidation. The Company's policy is to consolidate those subsidiaries where control exists. Certain reclassifications have been made to prior year amounts in order to conform to the current year presentation.

Development Stage Enterprise. As a result of the expropriation of the Brisas Project by the Venezuelan government, the Company was forced to abandon its development efforts on the project and, in 2009, expensed all capitalized costs associated with its development. The expropriation resulted in the end of the development of the Brisas Project and management considers January 1, 2010 a new inception date of the continued development of the Company's business of acquiring and exploring other mining projects. ASC 915 requires additional disclosures of development stage enterprises including cumulative amounts from the inception of the development stage.

Cash and Cash Equivalents. The Company considers short-term, highly liquid investments purchased with an original maturity of three months or less to be cash equivalents for purposes of reporting cash equivalents and cash flows. The cost of these investments approximates fair value.  The Company manages the exposure of its cash and cash equivalents to credit risk by diversifying its holdings into major Canadian and U.S. financial institutions.

Exploration and Development Costs. Exploration costs incurred in locating areas of potential mineralization or evaluating properties or working interests with specific areas of potential mineralization are expensed as incurred. Development costs of proven mining properties not yet producing are capitalized at cost and classified as capitalized exploration costs under property, plant and equipment. Property holding costs are charged to operations during the period if no significant exploration or development activities are being conducted on the related properties. Upon commencement of production, capitalized exploration and development costs would be amortized based on the estimated proven and probable reserves benefited. Properties determined to be impaired or that are abandoned are written-down to the estimated fair value. Carrying values do not necessarily reflect present or future values.

Property, Plant and Equipment. Property, plant and equipment are recorded at the lower of cost less accumulated depreciation or estimated net realizable value. Included in property, plant and equipment is $29 million of equipment that has been adjusted to an estimated net realizable value of $19 million which is not being depreciated. Replacements and major improvements are capitalized. Maintenance and repairs are charged to expense as incurred. The cost and accumulated depreciation of assets retired or sold are removed from the accounts and any resulting gain or loss is reflected in operations. Depreciation is provided using straight-line and accelerated methods over the lesser of the useful life or lease term of the related asset.

Assets Held for Sale.   Long-lived assets are classified as held for sale in the period in which certain criteria are met. Assets held for sale are measured at the lower of carrying amount or fair value less cost to sell and are not depreciated as long as they remain classified as held for sale.

Impairment of Long Lived Assets. The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If the sum of the expected future net cash flows to be generated from the use or disposition of a long-lived asset (undiscounted and without interest charges) is less than the carrying amount of the asset, an impairment loss is recognized and the asset is written down to fair value. Fair value is generally determined by discounting estimated cash flows, using quoted market prices where available or making estimates based on the best information available.

Foreign Currency. The U.S. dollar is the Company's (and its foreign subsidiaries') functional currency. Monetary assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the rates of exchange in effect at the balance sheet dates. Non-monetary assets and liabilities are translated at historical rates and revenue and expense items are translated at average exchange rates during the reporting period, except for depreciation which is translated at historical rates. Translation gains and losses are included in the statement of operations.

Stock Based Compensation. The Company uses the fair value method of accounting for stock options. The fair value of options granted to employees is computed using the Black-Scholes method as described in Note 9 and is expensed over the vesting period of the option. For non-employees, the fair value of stock based compensation is recorded as an expense over the vesting period or upon completion of performance. Consideration paid for shares on exercise of share options, in addition to the fair value attributable to stock options granted, is credited to capital stock. Fair value of restricted stock issued as compensation is based on the grant date market value and expensed over the vesting period. The Company also maintains the Gold Reserve Director and Employee Retention Plan. Each Unit granted to a participant entitles such person to receive a cash payment equal to the fair market value of one Gold Reserve Class A Common Share (1) on the date the Unit was granted or (2) on the date any such participant becomes entitled to payment, whichever is greater. The Company will not accrue a liability for these units until and unless events required for vesting of the units occur.  Stock options and Units granted under their respective plans become fully vested and exercisable and/or payable upon a change of control.

Bonus Pool Plan. The Company maintains a Bonus Plan related to the outcome of its arbitration against Venezuela as described in Note 3. Participation in the Bonus Plan vests upon the participant's selection by the Committee of independent directors, subject to voluntary termination of employment or termination for cause. The Company will not accrue a liability for this Bonus Plan until and unless events required for payment under the Bonus Plan occur.

Income Taxes. The Company uses the liability method of accounting for income taxes. Deferred tax assets and liabilities are determined based on the differences between the tax basis of assets and liabilities and those amounts reported in the financial statements. The deferred tax assets or liabilities are calculated using the enacted tax rates expected to apply in the periods in which the differences are expected to be settled. Deferred tax assets are recognized to the extent that they are considered more likely than not to be realized.

Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Measurement Uncertainty. The realizable value of the remaining equipment, originally purchased for the Brisas Project, may be different than management's current estimate. Any operations the Company may have are subject to the effects of changes in legal, tax and regulatory regimes, political, labor and economic developments, social and political unrest, currency and exchange controls, import/export restrictions and government bureaucracy in the countries in which it operates. The Company operates and files tax returns in a number of jurisdictions. The preparation of such tax filings requires considerable judgment and the use of assumptions. Accordingly, the amounts reported could vary in the future.

Net Loss Per Share. Net loss per share is computed by dividing net loss by the combined weighted average number of Class A and B common shares outstanding during each year. In periods in which a loss is incurred, the effect of potential issuances of shares under options and convertible notes would be anti-dilutive, and therefore basic and diluted losses per share are the same.

Convertible Notes. Convertible notes are classified as a liability and are initially recorded at their estimated fair value, net of issuance costs. The notes are subsequently accreted to face value using the effective interest rate method over the expected life of the notes, with the resulting charge recorded as interest expense.

Comprehensive Loss. Comprehensive loss includes net loss and other comprehensive income or loss. Other comprehensive loss may include unrealized gains and losses on available-for-sale securities and gains and losses on certain derivative instruments. The Company presents comprehensive loss and its components in the audited consolidated statements of comprehensive loss.

Financial Instruments.  Marketable equity securities are classified as available for sale with any unrealized gain or loss recorded in other comprehensive income. If a decline in fair value of a security is determined to be other than temporary, an impairment loss is recognized. Cash and cash equivalents, deposits and advances are accounted for at cost which approximates fair value. Accounts payable and accrued expenses are recorded at amortized cost.

Contingent Value Rights.  Contingent value rights ("CVR") are obligations arising from the disposition of a portion of the rights to future proceeds of an arbitration award against Venezuela and/or the sale of mining data.

New Accounting Policies:	3 Months Ended
Mar. 31, 2013
New Accounting Policies:

Note 2.         New Accounting Policies:

In February 2013, the FASB issued Accounting Standards Update 2013-02 which contains requirements regarding the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this update were effective for reporting periods beginning after December 15, 2012 and did not have a significant impact on the Company's financial statements.

Expropriation of Brisas Project by Venezuela and Related Arbitration:	3 Months Ended
Mar. 31, 2013
Expropriation of Brisas Project by Venezuela and Related Arbitration:

Note 3.        Expropriation of Brisas Project by Venezuela and Related Arbitration:

In April 2008, after a series of actions which concluded with the revocation of the Company's previously authorized right to develop the Brisas Project, the Venezuelan government expropriated the Brisas Project and also effectively deprived the Company of its ability to further develop the Choco 5 Property.

The Company commenced arbitration in October 2009 by filing a Request for Arbitration under the Additional Facility Rules of the International Centre for Settlement of Investment Disputes ("ICSID"), against the Bolivarian Republic of Venezuela ("Respondent") seeking compensation in the arbitration for all of the losses and damages resulting from Venezuela's wrongful conduct (Gold Reserve Inc. v. Bolivarian Republic of Venezuela (ICSID Case No. ARB(AF)/09/1) (the “Brisas Arbitration”)). The Company's claim as last updated in its July 2011 Reply totals approximately $2.1 billion which includes interest from April 14, 2008 (the date of the loss) to July 29, 2011 (the date of the Company's reply) of approximately $400 million. The claim, including accrued interest since the loss to the date of the Tribunal's decision, represents the estimated fair market value of the legal rights to develop the Brisas Project and the value of the Choco 5 Property.

The Company is well advanced in the arbitration process. The Tribunal held an oral hearing on the merits with the Parties in February 2012 and the Parties submitted post-hearing briefs in March, May and June 2012 as requested by the Tribunal.  In July 2012, the Tribunal issued a procedural order requesting both Parties to submit further expert reports addressing certain valuation issues. Those further expert reports are scheduled to be filed May 24, 2013. The Parties' experts are permitted to file reply reports on June 28, 2013 and the Parties are permitted to file comments on the expert reports on August 5, 2013.  As oral hearings are limited to addressing evidence already in the record, the Company expects these further submissions may negate the need for a further oral hearing.  If one is required, it could be held in the fall of 2013.

An ICSID Additional Facility Award is enforceable globally under the New York Convention, an international convention regarding the recognition and enforcement of arbitral awards with over one hundred forty State parties. There are clear, well documented procedures for identifying sovereign assets located in one or more of these States and for enforcing arbitral awards by attaching such assets.

The Board of Directors approved a Bonus Pool Plan ("Bonus Plan") in May 2012, which is intended to reward the participants, including named executive officers, employees, directors and consultants, for their past and future contributions including their efforts related to the development of the Brisas Project, execution of the arbitration claim and the collection of an award, if any. The bonus pool under the Bonus Plan will generally be comprised of the gross proceeds or the fair value of any consideration related to such transactions less applicable taxes times 1% of the first $200 million and 5% thereafter. Participation in the Bonus Plan vests upon the participant's selection by the Committee of independent directors, subject to voluntary termination of employment or termination for cause. The Company currently does not accrue a liability for the Bonus Plan as events required for payment under the Plan have not yet occurred.

Pursuant to its recent debt restructuring, the Company issued a CVR which entitles each note holder participating in the Restructuring to receive, net of certain deductions (including income tax calculation and the payment of current obligations of the Company), a pro rata portion of a maximum aggregate amount of 5.468% of the proceeds actually received by the Company with respect to the Brisas Arbitration proceedings or disposition of the Brisas Project mining data. The proceeds, if any, could be cash, commodities, bonds, shares or any other consideration received by the Company and if such proceeds are other than cash, the fair market value of such non-cash proceeds, net of any required deductions (e.g., for taxes) will be subject to the CVR.

Cash and Cash Equivalents:	3 Months Ended
Mar. 31, 2013
Cash and Cash Equivalents:

Note 4.          Cash and Cash Equivalents:

	March 31,	December 31,
	2013	2012
Bank deposits	$4,969,515	$2,981,234
Money market funds	1,396,582	5,366,284
Total	$6,366,097	$8,347,518

At March 31, 2013 and December 31, 2012, the Company had cash of approximately $5,000 and $9,000 respectively, in Venezuela.

Marketable Securities:	3 Months Ended
Mar. 31, 2013
Marketable Securities:

Note 5.          Marketable Securities:

	March 31,	December 31,
	2013	2012
Fair value at beginning of year	$723,449	$892,271
Acquisitions	-	101,482
Dispositions, at cost	-	(6,272)
Realized gain	-	(7,373)
Unrealized loss	(79,450)	(256,659)
Fair value at balance sheet date	$643,999	$723,449

The Company's marketable securities are classified as available-for-sale and are recorded at quoted market value with gains and losses recorded within other comprehensive income until realized. Realized gains and losses are based on the average cost method. In 2012, declines in the fair value of certain securities were determined to be other than temporary and as a result the Company recognized an impairment loss of $433,973. As of March 31, 2013 and December 31, 2012, marketable securities had a cost basis of $511,766.

Fair Value Measurements:	3 Months Ended
Mar. 31, 2013
Fair Value Measurements:

Note 6.         Fair Value Measurements:

ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels: Level 1 inputs are quoted prices in active markets for identical assets or liabilities, Level 2 inputs are inputs other than quoted prices included within Level 1 that are directly or indirectly observable for the asset or liability and Level 3 inputs are unobservable inputs for the asset or liability that reflect the entity's own assumptions.

	Fair value March 31, 2013	Level 1	Level 2	Level 3
Marketable securities	$ 643,999	$ 643,999	-	-

	Fair value December 31, 2012	Level 1	Level 2	Level 3
Marketable securities	$ 723,449	$ 723,449	-	-

Property, Plant and Equipment:	1083 Months Ended
Mar. 31, 2103
Property, Plant and Equipment:

Note 7.          Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
March 31, 2013
Machinery and equipment	$18,985,828	$-	$18,985,828
Furniture and office equipment	526,363	(490,567)	35,796
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
Mineral property	150,010	-	150,010
	$19,874,836	$(689,202)	$19,185,634

		Accumulated
	Cost	Depreciation	Net
December 31, 2012
Machinery and equipment	$18,985,828	$-	$18,985,828
Furniture and office equipment	526,363	(485,409)	40,954
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
Mineral property	150,010	-	150,010
	$19,874,836	$(684,044)	$19,190,792

In April 2012 the Company entered into an Option Agreement with Soltoro Ltd. ("Soltoro") whereby Soltoro granted Gold Reserve the right to earn an undivided 51% interest in the La Tortuga Property located in Jalisco State, Mexico (the "Soltoro Agreement"). The Soltoro Agreement allows the Company to acquire an undivided 51% interest by making an aggregate $650,000 in option payments to Soltoro as well as expending $3 million on the property over 3 years. At completion of the earn-in a joint venture agreement will be formalized. The Company may subsequently exercise an option to acquire an additional 9% interest in the La Tortuga Property for $2 million.

As of March 31, 2013, the Company had recorded as mineral property a total of $150,010 in option payments. An additional payment of $125,000 was made in April 2013. La Tortuga is an 11,562 hectare property being investigated for its base and precious metal potential with occurrences of copper and gold mineralization over 49 square kilometers, including iron oxide copper gold deposits, copper porphyries and epithermal gold and/or base metal veining.

Machinery and equipment represents amounts paid for equipment previously intended for use on the Brisas Project.

KSOP Plan:	3 Months Ended
Mar. 31, 2013
KSOP Plan:

Note 8.          KSOP Plan:

The KSOP Plan, adopted in 1990 for the benefit of employees, is comprised of two parts, (1) a salary reduction component, or 401(k), and (2) an employee share ownership component, or ESOP. Allocation, if any, of common shares or cash to participants' accounts, subject to certain limitations, is at the discretion of the Company's board of directors. Cash contributions for the Plan year 2012 were approximately $169,000. As of March 31, 2013, no contributions had been made for Plan year 2013.

Stock Based Compensation Plans:	3 Months Ended
Mar. 31, 2013
Stock Based Compensation Plans:

Note 9.          Stock Based Compensation Plans:

Equity Incentive Plans

The shareholders approved on June 27, 2012, the 2012 Equity Incentive Plan (the "2012 Plan") to replace the Company's previous equity incentive plans: the 1997 Equity Incentive Plan (the "1997 Plan") and the 2008 Venezuelan Equity Incentive Plan (the "Venezuelan Plan"), both of which were terminated as they relate to future stock option grants. The 2012 Plan permits the grants of stock options of up to 10% of the issued and outstanding common shares of the Company on a rolling basis. As of March 31, 2013 there were 831,747 options available for grant. The grants are made for terms of up to ten years with vesting periods as required by the TSXV and as may be determined by a committee established pursuant to the 2012 Plan, or in certain cases, by the Company's board of directors.

Share option transactions for the three months ended March 31, 2013 and 2012 are as follows:

	2013		2012
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	6,753,188	$ 1.77	5,185,188	$ 1.42
Options exercised	(285,240)	0.36	(5,000)	1.82
Options granted	-	-	1,620,500	2.89
Options outstanding - end of period	6,467,948	$ 1.83	6,800,688	$ 1.77

Options exercisable - end of period	4,849,198	$ 1.82	3,382,288	$ 1.33

The following table relates to stock options at March 31, 2013:

	Outstanding Options				Exercisable Options
Exercise Price Range	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$0.29 - $0.29	816,448	$0.29	$2,049,284	0.68	816,448	$0.29	$2,049,284	0.68
$0.73 - $0.73	456,000	$0.73	943,920	0.96	456,000	$0.73	943,920	0.96
$1.82 - $1.82	2,625,000	$1.82	2,572,500	2.76	1,956,250	$1.82	1,917,125	2.76
$1.92 - $1.92	950,000	$1.92	836,000	8.19	-	-	-	-
$2.89 - $2.89	1,620,500	$2.89	-	3.84	1,620,500	$2.89	-	3.84
$0.29 - $2.89	6,467,948	$1.83	$6,401,704	3.44	4,849,198	$1.82	$4,910,329	2.60

During the three months ended March 31, 2012, the Company granted 1.6 million options. No options have been granted in 2013. The Company recorded non-cash compensation expense during 2013 and 2012 of $0.1 million and $1.1 million, respectively, for stock options granted in 2012 and prior periods. As of March 31, 2013, compensation expense of $0.2 million related to unvested options remains to be recognized over the remaining vesting period.

The weighted average grant date fair value of options granted during the three months ended March 31, 2012 was calculated at $1.22. No options have been granted in 2013.The fair value of options granted in 2012 was determined using the Black-Scholes model based on the following weighted average assumptions:

Risk free interest rate	0.29%
Expected term	2.9 years
Expected volatility	65%
Dividend yield	nil

The risk free interest rate is based on the US Treasury rate on the date of grant for a period equal to the expected term of the option. The expected term is based on historical exercise experience and expected post-vesting behavior. The expected volatility is based on historical volatility of the Company's stock over a period equal to the expected term of the option.

Restricted Stock

 During the three months ended March 31, 2012, the Company issued 0.7 million shares of restricted stock to employees and directors of the Company. No shares have been issued in 2013. The fair value of restricted stock issued as compensation is based on the grant date market value and expensed over the vesting period. The Company recorded non-cash compensation expense during the three months ended March 31, 2013 and 2012 of $5,827 and $780,325, respectively, for stock granted in 2012 and prior periods. Future issuance of restricted stock is not provided for in the 2012 Plan.

Retention Units Plan

The Company also maintains the Gold Reserve Director and Employee Retention Plan.  Units granted under the plan become fully vested and payable upon achievement of certain milestones related to the Brisas Project or in the event of a change of control.  The Company's Board of Directors has considered, but not acted upon alternative vesting provisions for the units to more adequately reflect the current business objectives of the Company. Each unit granted to a participant entitles such person to receive a cash payment equal to the fair market value of one Gold Reserve Class A Common Share (1) on the date the unit was granted or (2) on the date any such participant becomes entitled to payment, whichever is greater.  As of March 31, 2013 an aggregate of 1,457,500 unvested units have been granted to directors and executive officers of the Company and 315,000 units have been granted to other employees.  The Company currently does not accrue a liability for these units as events required for vesting of the units have not yet occurred. The minimum value of these units, based on the grant date value of the Class A shares, was approximately $7.7 million.

Shareholder Rights Plan:	3 Months Ended
Mar. 31, 2013
Shareholder Rights Plan:

Note 10.        Shareholder Rights Plan:

The Company instituted a shareholder rights plan (the "Rights Plan") in 1999. Since the original approval by the shareholders, the Rights Plan and the Rights Plan agreement have been amended and continued from time to time. In June 2012, the shareholders approved certain amendments to the Rights Plan including continuing the Shareholder Rights Plan until June 30, 2015 and providing a one-time exemption of the Large Note Holders (as defined in the Restructuring Agreement) from triggering the Plan as a result of the Restructuring (See Note 11). The Rights Plan is designed to give the Board of Director's time to consider alternatives, allow shareholders time to properly assess the merits of a bid and insure they receive full and fair value for their common shares. One right is issued in respect of each outstanding share. The rights become exercisable only when a person, including any party related to it or acting jointly with it, acquires or announces its intention to acquire 20% or more of the Company's outstanding shares without complying with the "permitted bid" provisions of the Rights Plan. Each right would, on exercise, entitle the holder, other than the acquiring person and related persons, to purchase Class A common shares of the Company at a 50% discount to the market price at the time.

Convertible Notes:	3 Months Ended
Mar. 31, 2013
Convertible Notes:

Note 11.        Convertible Notes:

In the first quarter 2012, the Company announced a debt restructuring agreement (the "Restructuring"), which was approved by shareholders in June 2012 and eventually offered to all Holders of the then outstanding debt totaling $85,447,000 (the "Old Notes"). In the fourth quarter 2012 the Restructuring was consummated whereby Holders of an aggregate of $84,405,000 of Old Notes elected to participate in the Restructuring and $1,042,000 of Old Notes declined to participate.

Pursuant to the terms of the Restructuring, the Company paid a total of $16,887,500 cash, issued a total of 12,412,501 Class A common shares, issued modified notes with a face value of $25,315,000 (“Modified Notes”) and issued CVR's totaling 5.468% of any future proceeds actually received by the Company with respect to the Arbitration proceedings or disposition of the Brisas Project mining data. The CVR generally entitles each holder of the Modified Notes to receive, net of certain deductions (including income tax calculation and the payment of current obligations of the Company), a pro rata portion of the proceeds actually received by the Company with respect to the Arbitration proceedings or disposition of the Brisas Project mining data.

Management considered the relevant fair value measurement guidance as required by generally accepted accounting principles in order to record the debt restructuring transaction based on the fair value of the consideration given to redeem the Old Notes. The carrying value of the Old Notes was $84.4 million and the fair value of the aggregate consideration given was estimated at approximately $75.1 million, resulting in a gain on the transaction of approximately $9.3 million which was recorded in the 2012 consolidated statement of operations net of costs associated with the restructuring transaction. Management's estimate of the fair value of the consideration given included approximately $16.9 million cash, $37.9 million of Class A common shares of the Company, $19.3 million of Modified Notes and $1.0 million related to the CVR as summarized below:

	Cash	Equity	Notes	CVR	Gain	Total
Restructured notes	$16,887,500	$37,858,125	$19,302,688	$1,030,794	$9,325,893	$84,405,000
Restructuring costs	-	(672,248)	(657,770)	(18,303)	(1,236,798)	2,585,119
	$16,887,500	$37,185,877	$18,644,918	$1,012,491	$8,089,095

The Modified notes were initially recorded at their estimated fair value, net of restructuring costs and will be accreted to their face value using the effective interest rate method over the expected life of the notes (estimated to be the maturity date of June 29, 2014), with the resulting charge recorded as interest expense.

Carrying value of Modified Notes as of December 31, 2012	18,983,454
Old notes	1,042,000
Total carrying value of convertible notes as of December 31, 2012	20,025,454
Accretion of modified notes during 2013	916,282
Total carrying value of convertible notes as of March 31, 2013	$20,941,736

The Modified Notes and Old Notes bear interest at a rate of 5.50% per year, payable semiannually in arrears on June 15 and December 15 and subject to certain conditions, may be converted into Class A common shares of the Company, redeemed or repurchased.

The Modified Notes are governed by the terms of the supplemental indenture which includes a maturity date of June 29, 2014 and conversion into 250 shares of Class A common shares per $1,000 (equivalent to a conversion price of $4.00 per common share) at any time upon prior written notice to the Company.

The Old Notes continue to be governed by the terms of the original indenture which includes a maturity date of June 15, 2022 and conversion into 132.626 shares of Class A common shares per $1,000 (equivalent to a conversion price of $7.54 per common share) at any time upon prior written notice to the Company.

The covenants in the indenture and supplement, as amended, relating to both the Modified Notes and the Old Notes are generally limited to administrative issues such as payments of interest, maintenance of office or agency location, delivery of reports and other related issues. Likewise, events of default are defined as failure to pay interest and principal amounts when due, default in the performance of covenants, failure to convert notes upon holder's exercise of conversion rights and similar provisions or the Company's failure to give notice of a fundamental change which is generally defined as events related to a change of control in the Company.

Significant Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2013
Significant Accounting Policies

The Company. Gold Reserve Inc. (the "Company") is engaged in the business of acquiring, exploring and developing mining projects. The Company is an exploration stage company incorporated in 1998 under the laws of the Yukon Territory, Canada and is the successor issuer to Gold Reserve Corporation which was incorporated in 1956.

In February 1999 each Gold Reserve Corporation shareholder exchanged its shares for an equal number of Gold Reserve Inc. Class A Common shares except in the case of certain U.S. holders who for tax reasons elected to receive equity units which are comprised of one Gold Reserve Inc. Class B common share and one Gold Reserve Corporation Class B common share and substantially equivalent to a Class A common share.

The Company's recent activities have included: continued development of its working interest in the La Tortuga project, executing since 2009 the Company's arbitration claim against Venezuela as well as continued efforts to reach a fair settlement and advance efforts to sell the remaining Brisas Project related assets. The Company has no revenue producing mining operations at this time. All amounts shown herein are expressed in U.S. dollars unless otherwise noted.

Principles of Consolidation. These audited consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles. The statements include the accounts of the Company, Gold Reserve Corporation, four Venezuelan subsidiaries, a Mexican subsidiary and four other subsidiaries which were formed to hold the Company's interest in its foreign subsidiaries or for future transactions. All subsidiaries are wholly owned. All intercompany accounts and transactions have been eliminated on consolidation. The Company's policy is to consolidate those subsidiaries where control exists. Certain reclassifications have been made to prior year amounts in order to conform to the current year presentation.

Development Stage Enterprise. As a result of the expropriation of the Brisas Project by the Venezuelan government, the Company was forced to abandon its development efforts on the project and, in 2009, expensed all capitalized costs associated with its development. The expropriation resulted in the end of the development of the Brisas Project and management considers January 1, 2010 a new inception date of the continued development of the Company's business of acquiring and exploring other mining projects. ASC 915 requires additional disclosures of development stage enterprises including cumulative amounts from the inception of the development stage.

Cash and Cash Equivalents. The Company considers short-term, highly liquid investments purchased with an original maturity of three months or less to be cash equivalents for purposes of reporting cash equivalents and cash flows. The cost of these investments approximates fair value.  The Company manages the exposure of its cash and cash equivalents to credit risk by diversifying its holdings into major Canadian and U.S. financial institutions.

Exploration and Development Costs. Exploration costs incurred in locating areas of potential mineralization or evaluating properties or working interests with specific areas of potential mineralization are expensed as incurred. Development costs of proven mining properties not yet producing are capitalized at cost and classified as capitalized exploration costs under property, plant and equipment. Property holding costs are charged to operations during the period if no significant exploration or development activities are being conducted on the related properties. Upon commencement of production, capitalized exploration and development costs would be amortized based on the estimated proven and probable reserves benefited. Properties determined to be impaired or that are abandoned are written-down to the estimated fair value. Carrying values do not necessarily reflect present or future values.

Property, Plant and Equipment. Property, plant and equipment are recorded at the lower of cost less accumulated depreciation or estimated net realizable value. Included in property, plant and equipment is $29 million of equipment that has been adjusted to an estimated net realizable value of $19 million which is not being depreciated. Replacements and major improvements are capitalized. Maintenance and repairs are charged to expense as incurred. The cost and accumulated depreciation of assets retired or sold are removed from the accounts and any resulting gain or loss is reflected in operations. Depreciation is provided using straight-line and accelerated methods over the lesser of the useful life or lease term of the related asset.

Assets Held for Sale.   Long-lived assets are classified as held for sale in the period in which certain criteria are met. Assets held for sale are measured at the lower of carrying amount or fair value less cost to sell and are not depreciated as long as they remain classified as held for sale.

Impairment of Long Lived Assets. The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If the sum of the expected future net cash flows to be generated from the use or disposition of a long-lived asset (undiscounted and without interest charges) is less than the carrying amount of the asset, an impairment loss is recognized and the asset is written down to fair value. Fair value is generally determined by discounting estimated cash flows, using quoted market prices where available or making estimates based on the best information available.

Foreign Currency. The U.S. dollar is the Company's (and its foreign subsidiaries') functional currency. Monetary assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the rates of exchange in effect at the balance sheet dates. Non-monetary assets and liabilities are translated at historical rates and revenue and expense items are translated at average exchange rates during the reporting period, except for depreciation which is translated at historical rates. Translation gains and losses are included in the statement of operations.

Stock Based Compensation. The Company uses the fair value method of accounting for stock options. The fair value of options granted to employees is computed using the Black-Scholes method as described in Note 9 and is expensed over the vesting period of the option. For non-employees, the fair value of stock based compensation is recorded as an expense over the vesting period or upon completion of performance. Consideration paid for shares on exercise of share options, in addition to the fair value attributable to stock options granted, is credited to capital stock. Fair value of restricted stock issued as compensation is based on the grant date market value and expensed over the vesting period. The Company also maintains the Gold Reserve Director and Employee Retention Plan. Each Unit granted to a participant entitles such person to receive a cash payment equal to the fair market value of one Gold Reserve Class A Common Share (1) on the date the Unit was granted or (2) on the date any such participant becomes entitled to payment, whichever is greater. The Company will not accrue a liability for these units until and unless events required for vesting of the units occur.  Stock options and Units granted under their respective plans become fully vested and exercisable and/or payable upon a change of control.

Bonus Pool Plan. The Company maintains a Bonus Plan related to the outcome of its arbitration against Venezuela as described in Note 3. Participation in the Bonus Plan vests upon the participant's selection by the Committee of independent directors, subject to voluntary termination of employment or termination for cause. The Company will not accrue a liability for this Bonus Plan until and unless events required for payment under the Bonus Plan occur.

Income Taxes. The Company uses the liability method of accounting for income taxes. Deferred tax assets and liabilities are determined based on the differences between the tax basis of assets and liabilities and those amounts reported in the financial statements. The deferred tax assets or liabilities are calculated using the enacted tax rates expected to apply in the periods in which the differences are expected to be settled. Deferred tax assets are recognized to the extent that they are considered more likely than not to be realized.

Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Measurement Uncertainty. The realizable value of the remaining equipment, originally purchased for the Brisas Project, may be different than management's current estimate. Any operations the Company may have are subject to the effects of changes in legal, tax and regulatory regimes, political, labor and economic developments, social and political unrest, currency and exchange controls, import/export restrictions and government bureaucracy in the countries in which it operates. The Company operates and files tax returns in a number of jurisdictions. The preparation of such tax filings requires considerable judgment and the use of assumptions. Accordingly, the amounts reported could vary in the future.

Net Loss Per Share. Net loss per share is computed by dividing net loss by the combined weighted average number of Class A and B common shares outstanding during each year. In periods in which a loss is incurred, the effect of potential issuances of shares under options and convertible notes would be anti-dilutive, and therefore basic and diluted losses per share are the same.

Convertible Notes. Convertible notes are classified as a liability and are initially recorded at their estimated fair value, net of issuance costs. The notes are subsequently accreted to face value using the effective interest rate method over the expected life of the notes, with the resulting charge recorded as interest expense.

Comprehensive Loss. Comprehensive loss includes net loss and other comprehensive income or loss. Other comprehensive loss may include unrealized gains and losses on available-for-sale securities and gains and losses on certain derivative instruments. The Company presents comprehensive loss and its components in the audited consolidated statements of comprehensive loss.

Financial Instruments.  Marketable equity securities are classified as available for sale with any unrealized gain or loss recorded in other comprehensive income. If a decline in fair value of a security is determined to be other than temporary, an impairment loss is recognized. Cash and cash equivalents, deposits and advances are accounted for at cost which approximates fair value. Accounts payable and accrued expenses are recorded at amortized cost.

Contingent Value Rights.  Contingent value rights ("CVR") are obligations arising from the disposition of a portion of the rights to future proceeds of an arbitration award against Venezuela and/or the sale of mining data.

Cash and Cash Equivalents: (Tables)	3 Months Ended
Mar. 31, 2013
Cash and Cash Equivalents:	Note 4. Cash and Cash Equivalents:
	March 31,	December 31,
	2013	2012
Bank deposits	$4,969,515	$2,981,234
Money market funds	1,396,582	5,366,284
Total	$6,366,097	$8,347,518

Marketable Securities: (Tables)	3 Months Ended
Mar. 31, 2013
Marketable Securities:

Note 5.          Marketable Securities:

	March 31,	December 31,
	2013	2012
Fair value at beginning of year	$723,449	$892,271
Acquisitions	-	101,482
Dispositions, at cost	-	(6,272)
Realized gain	-	(7,373)
Unrealized loss	(79,450)	(256,659)
Fair value at balance sheet date	$643,999	$723,449

Fair Value Measurements: (Tables)	3 Months Ended
Mar. 31, 2013
Fair Value Measurements

ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels: Level 1 inputs are quoted prices in active markets for identical assets or liabilities, Level 2 inputs are inputs other than quoted prices included within Level 1 that are directly or indirectly observable for the asset or liability and Level 3 inputs are unobservable inputs for the asset or liability that reflect the entity's own assumptions.

	Fair value March 31, 2013	Level 1	Level 2	Level 3
Marketable securities	$ 643,999	$ 643,999	-	-

	Fair value December 31, 2012	Level 1	Level 2	Level 3
Marketable securities	$ 723,449	$ 723,449	-	-

Property, Plant and Equipment: (Tables)	3 Months Ended
Mar. 31, 2013
Property, Plant and Equipment:

Note 7.          Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
March 31, 2013
Machinery and equipment	$18,985,828	$-	$18,985,828
Furniture and office equipment	526,363	(490,567)	35,796
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
Mineral property	150,010	-	150,010
	$19,874,836	$(689,202)	$19,185,634

		Accumulated
	Cost	Depreciation	Net
December 31, 2012
Machinery and equipment	$18,985,828	$-	$18,985,828
Furniture and office equipment	526,363	(485,409)	40,954
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
Mineral property	150,010	-	150,010
	$19,874,836	$(684,044)	$19,190,792

Stock Based Compensation Plans: (Tables)	3 Months Ended
Mar. 31, 2013
Share option transactions

Share option transactions for the three months ended March 31, 2013 and 2012 are as follows:

	2013		2012
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	6,753,188	$ 1.77	5,185,188	$ 1.42
Options exercised	(285,240)	0.36	(5,000)	1.82
Options granted	-	-	1,620,500	2.89
Options outstanding - end of period	6,467,948	$ 1.83	6,800,688	$ 1.77

Options exercisable - end of period	4,849,198	$ 1.82	3,382,288	$ 1.33

Options outstanding and exercisable

The following table relates to stock options at March 31, 2013:

	Outstanding Options				Exercisable Options
Exercise Price Range	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$0.29 - $0.29	816,448	$0.29	$2,049,284	0.68	816,448	$0.29	$2,049,284	0.68
$0.73 - $0.73	456,000	$0.73	943,920	0.96	456,000	$0.73	943,920	0.96
$1.82 - $1.82	2,625,000	$1.82	2,572,500	2.76	1,956,250	$1.82	1,917,125	2.76
$1.92 - $1.92	950,000	$1.92	836,000	8.19	-	-	-	-
$2.89 - $2.89	1,620,500	$2.89	-	3.84	1,620,500	$2.89	-	3.84
$0.29 - $2.89	6,467,948	$1.83	$6,401,704	3.44	4,849,198	$1.82	$4,910,329	2.60

Weighted average assumptions

The weighted average grant date fair value of options granted during the three months ended March 31, 2012 was calculated at $1.22. No options have been granted in 2013.The fair value of options granted in 2012 was determined using the Black-Scholes model based on the following weighted average assumptions:

Risk free interest rate	0.29%
Expected term	2.9 years
Expected volatility	65%
Dividend yield	nil

Convertible Notes: (Tables)	3 Months Ended
Mar. 31, 2013
Summary restructuring

Management considered the relevant fair value measurement guidance as required by generally accepted accounting principles in order to record the debt restructuring transaction based on the fair value of the consideration given to redeem the Old Notes. The carrying value of the Old Notes was $84.4 million and the fair value of the aggregate consideration given was estimated at approximately $75.1 million, resulting in a gain on the transaction of approximately $9.3 million which was recorded in the 2012 consolidated statement of operations net of costs associated with the restructuring transaction. Management's estimate of the fair value of the consideration given included approximately $16.9 million cash, $37.9 million of Class A common shares of the Company, $19.3 million of Modified Notes and $1.0 million related to the CVR as summarized below:

	Cash	Equity	Notes	CVR	Gain	Total
Restructured notes	$16,887,500	$37,858,125	$19,302,688	$1,030,794	$9,325,893	$84,405,000
Restructuring costs	-	(672,248)	(657,770)	(18,303)	(1,236,798)	2,585,119
	$16,887,500	$37,185,877	$18,644,918	$1,012,491	$8,089,095

Carrying value of notes

The Modified notes were initially recorded at their estimated fair value, net of restructuring costs and will be accreted to their face value using the effective interest rate method over the expected life of the notes (estimated to be the maturity date of June 29, 2014), with the resulting charge recorded as interest expense.

Carrying value of Modified Notes as of December 31, 2012	18,983,454
Old notes	1,042,000
Total carrying value of convertible notes as of December 31, 2012	20,025,454
Accretion of modified notes during 2013	916,282
Total carrying value of convertible notes as of March 31, 2013	$20,941,736

The Company and Significant Accounting Policies: (Details Text) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013
Equipment	$ 29
Net realizable value	$ 19

Expropriation of Brisas Project by Venezuela and Related Arbitration: (Details Text) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013
Full market value of claim including interest	$ 2,100
Interest included in claim	400
Bonus % of the first $200 million	1.00%
Bonus % thereafter	5.00%
Pool for initial bonus rate	$ 200
Maximum aggregate amount of proceeds	5.47%

Cash and Cash Equivalents: (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Bank deposits	$ 4,969,515	$ 2,981,234
Money market funds	1,396,582	5,366,284
Total	$ 6,366,097	$ 8,347,518

Cash and Cash Equivalents: (Details Text) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Cash in Venezuela.	$ 5	$ 9

Marketable Securities: (Details 1) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair value at beginning of year	$ 723,449	$ 892,271
Acquisitions		101,482
Dispositions, at cost		(6,272)
Realized gain		(7,373)
Unrealized loss	(79,450)	(256,659)
Fair value at balance sheet date	$ 643,999	$ 723,449

Marketable Securities: (Details Text) (USD $)	3 Months Ended		12 Months Ended	39 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
Marketable securities cost basis	$ 511,766		$ 511,766	$ 511,766
Impairment of marketable securities	$ 0	$ 0	$ 433,973	$ 433,973

Fair Value Measurements: (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Marketable Securities Fair value Level One	$ 643,999	$ 723,449	$ 892,271
Marketable Securities Fair Value Total	$ 643,999	$ 723,449	$ 892,271

Property, Plant and Equipment: (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Cost: Machinery and equipment	$ 18,985,828	$ 18,985,828
Accumulated Depreciation: Machinery and equipment	0	0
Net: Machinery and equipment	18,985,828	18,985,828
Cost: Furniture and office equipment	526,363	526,363
Accumulated Depreciation: Furniture and office equipment	(490,567)	(485,409)
Net: Furniture and office equipment	35,796	40,954
Cost: Leasehold improvements	41,190	41,190
Accumulated Depreciation: Leasehold improvements	(41,190)	(41,190)
Net: Leasehold improvements	0	0
Cost: Venezuelan property and equipment	171,445	171,445
Accumulated Depreciation: Venezuelan property and equipment	(157,445)	(157,445)
Net: Venezuelan property and equipment	14,000	14,000
Cost: Mineral property	150,010	150,010
Accumulated Depreciation: Mineral property	0	0
Net: Mineral property	150,010	150,010
Total Cost	19,874,836	19,874,836
Total Accumulated Depreciation	(689,202)	(684,044)
Total Net Property Plant and Equipment	$ 19,185,634	$ 19,190,792

Property, Plant and Equipment: (Details Text) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Mar. 31, 2013
% interest option agreement gives company right to earn in La Tortuga property		51.00%
Amount of option payments required for Company to acquire undivided 51% interest in La Tortuga		$ 650
Amount of exploration expenditures required in 3 years for Company to acquire undivided 51% interest in La Tortuga		3,000
Additional option to acquire an additional 9% interest in the La Tortuga Property		2,000
Additional option payment made in April 2013	$ 125

KSOP Plan: (Details Text) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Cash contributions for the Plan year 2012	$ 169

Stock Based Compensation Plans: (Details 1) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Options outstanding - beginning of period	6,753,188	5,185,188
Weighted Average Exercise Price: Options outstanding - beginning of period	$ 1.77	$ 1.42	$ 0.29
Options exercised	(285,240)	(5,000)
Weighted Average Exercise Price: Options exercised	$ 0.36	$ 1.82
Options granted	0	1,620,500
Weighted Average Exercise Price: Options granted	$ 0	$ 2.89
Options outstanding - end of period	6,467,948	6,800,688
Weighted Average Exercise Price: Options outstanding - end of period	$ 1.83	$ 1.77
Options exercisable - end of period	4,849,198	3,382,288
Weighted Average Exercise Price: Options exercisable - end of period	$ 1.82	$ 1.33

Stock Based Compensation Plans: (Details 2) (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Outstanding Options Number: $0.29 - $0.29	816,448
Outstanding Options Weighted Average Exercise Price: $0.29 - $0.29	$ 0.29	$ 1.77	$ 1.42
Outstanding Options Aggregate Intrinsic Value: $0.29 - $0.29	$ 2,049,284
Outstanding Options Weighted Average Remaining Contractual Term (Years): $0.29 - $0.29	248 days
Exercisable Options Number: $0.29 - $0.29	816,448
Exercisable Options Weighted Average Exercise Price: $0.29 - $0.29	$ 0.29
Exercisable Options Aggregate Intrinsic Value: $0.29 - $0.29	2,049,284
Exercisable Options Weighted Average Remaining Contractual Term (Years): $0.29 - $0.29	248 days
Outstanding Options Number: $0.73 - $0.73	456,000
Outstanding Options Weighted Average Exercise Price: $0.73 - $0.73	$ 0.73
Outstanding Options Aggregate Intrinsic Value: $0.73 - $0.73	943,920
Outstanding Options Weighted Average Remaining Contractual Term (Years): $0.73 - $0.73	350 days
Exercisable Options Number: $0.73 - $0.73	456,000
Exercisable Options Weighted Average Exercise Price: $0.73 - $0.73	$ 0.73
Exercisable Options Aggregate Intrinsic Value: $0.73 - $0.73	943,920
Exercisable Options Weighted Average Remaining Contractual Term (Years): $0.73 - $0.73	350 days
Outstanding Options Number: $1.82 - $1.82	2,625,000
Outstanding Options Weighted Average Exercise Price: $1.82 - $1.82	$ 1.82
Outstanding Options Aggregate Intrinsic Value: $1.82 - $1.82	2,572,500
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.82 - $1.82	2 years 277 days
Exercisable Options Number: $1.82 - $1.82	1,956,250
Exercisable Options Weighted Average Exercise Price: $1.82 - $1.82	$ 1.82
Exercisable Options Aggregate Intrinsic Value: $1.82 - $1.82	1,917,125
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.82 - $1.82	2 years 277 days
Outstanding Options Number: $1.92 - $1.92	950,000
Outstanding Options Weighted Average Exercise Price: $1.92 - $1.92	$ 1.92
Outstanding Options Aggregate Intrinsic Value: $1.92 - $1.92	836,000
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92 - $1.92	8 years 69 days
Exercisable Options Number: $1.92 - $1.92	0
Exercisable Options Weighted Average Exercise Price: $1.92 - $1.92	$ 0
Exercisable Options Aggregate Intrinsic Value: $1.92 - $1.92	0
Outstanding Options Number: $2.89 - $2.89	1,620,500
Outstanding Options Weighted Average Exercise Price: $2.89 - $2.89	$ 2.89
Outstanding Options Weighted Average Remaining Contractual Term (Years): $2.89 - $2.89	3 years 307 days
Exercisable Options Number: $2.89 - $2.89	1,620,500
Exercisable Options Weighted Average Exercise Price: $2.89 - $2.89	$ 2.89
Exercisable Options Weighted Average Remaining Contractual Term (Years): $2.89 - $2.89	3 years 307 days
Outstanding Options Number: $0.29 - $2.89	6,467,948
Outstanding Options Weighted Average Exercise Price: $0.29 - $2.89	$ 1.83
Outstanding Options Aggregate Intrinsic Value: $0.29 - $2.89	6,401,704
Outstanding Options Weighted Average Remaining Contractual Term (Years): $0.29 - $2.89	3 years 161 days
Exercisable Options Number: $0.29 - $2.89	4,849,198
Exercisable Options Weighted Average Exercise Price: $0.29 - $2.89	$ 1.82
Exercisable Options Aggregate Intrinsic Value: $0.29 - $2.89	$ 4,910,329
Exercisable Options Weighted Average Remaining Contractual Term (Years): $0.29 - $2.89	2 years 219 days

Stock Based Compensation Plans: (Details 3)	3 Months Ended
Mar. 31, 2012
Risk free interest rate	0.29%
Expected term	2 years 329 days
Expected volatility	65.00%

Stock Based Compensation Plans: (Details Text) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Percent of the issued and outstanding common shares of the Company on a rolling basis permitted for option grants	10.00%
Max terms of option	10 years
Options available for grant	831,747
Option grants	0	1,600,000
Non-cash compensation expense	$ 100,000	$ 1,100,000
Remaining compensation expense related to unvested options	200,000
Weighted average grant date fair value of options granted		$ 1.22
Shares of restricted stock issued to employees and directors of the Company	0	700,000
Non-cash compensation expense for stock granted in 2012 and prior periods	5,827	780,325
Retention Units held by officers and directors	1,457,500
Retention Units held by other employees	315,000
Minimum value of Retention Units	$ 7,700,000

Shareholder Rights Plan: (Details Text)	Mar. 31, 2013
Summary of Shareholder Rights Plan	The rights become exercisable only when a person, including any party related to it or acting jointly with it, acquires or announces its intention to acquire 20% or more of the Company's outstanding shares without complying with the "permitted bid" provisions of the Rights Plan. Each right would, on exercise, entitle the holder, other than the acquiring person and related persons, to purchase Class A common shares of the Company at a 50% discount to the market price at the time.

Convertible Notes: (Details 1) (USD $)	12 Months Ended
Dec. 31, 2012
Cash paid to restructure notes	$ 16,887,500
Equity issued to restructure notes	37,858,125
New notes issued to restructure notes	19,302,688
CVR issued to restructure notes	1,030,794
Gain on restructured notes	9,325,893
Total: Restructured notes	84,405,000
Equity: Restructuring costs	(672,248)
Notes: Restructuring costs	(657,770)
CVR: Restructuring costs	(18,303)
Gain: Restructuring costs	(1,236,798)
Total: Restructuring costs	2,585,119
Net Cash	16,887,500
Net Equity	37,185,877
Net Notes	18,644,918
Net CVR	1,012,491
Net Gain	$ 8,089,095

Convertible Notes: (Details 2) (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Carrying value of Modified Notes		$ 18,983,454
Carrying value of Old notes		1,042,000
Total carrying value of convertible notes	20,941,736	20,025,454
Accretion of modified notes during 2013	916,282
Total carrying value of convertible notes as of March 31, 2013	$ 20,941,736

Convertible Notes: (Details Text) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013
Outstanding debt prior to restructuring	$ 85,447,000
Declined to participate in restructuring.	1,042,000
Elected to participate in restructuring	84,405,000
Cash paid in restructuring	16,887,500
Shares issued in restructuring	12,412,501
Modified notes issued in restructuring	23,315,000
CVR % of any future proceeds actually received by the Company with respect to the Arbitration proceedings or disposition of the Brisas Project mining data	5.47%
Carrying value of the Old Notes	84,400,000
Fair value of the aggregate consideration given in restructuring	75,100,000
Gain on restructuring transaction	9,300,000
Management's estimate of the fair value of the cash consideration given in restructuring	16,900,000
Management's estimate of the fair value of the Class A common share consideration given in restructuring	37,900,000
Management's estimate of the fair value of the modified note consideration given in restructuring	19,300,000
Management's estimate of the fair value of the CVR consideration given in restructuring	$ 1,000,000
Modified Notes and Old Notes interest rate	5.50%
Modified Notes conversion provisions		The Modified Notes are governed by the terms of the supplemental indenture which includes a maturity date of June 29, 2014 and conversion into 250 shares of Class A common shares per $1,000 (equivalent to a conversion price of $4.00 per common share) at any time upon prior written notice to the Company.
Old Notes conversion provisions		The Old Notes continue to be governed by the terms of the original indenture which includes a maturity date of June 15, 2022 and conversion into 132.626 shares of Class A common shares per $1,000 (equivalent to a conversion price of $7.54 per common share) at any time upon prior written notice to the Company.